Financial assets at amortized cost - Securities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial assets at amortized cost - Securities
Note 9 - Financial assets at amortized cost - Securities

The Financial assets at amortized cost - Securities are as follows:

	12/31/2020				12/31/2019
	Amortized Cost	Expected Loss	Net Amortized Cost	Amortized Cost	Expected Loss	Net Amortized Cost
Brazilian government securities (1a)	64,568	(44)	64,524	56,355	(52)	56,303
Government securities – abroad	19,095	(14)	19,081	17,226	—	17,226
Colombia	500	—	500	335	—	335
Chile	705	(1)	704	621	—	621
Korea	3,951	(4)	3,947	3,427	—	3,427
Spain	4,847	(3)	4,844	4,984	—	4,984
United States	—	—	—	80	—	80
Mexico	9,042	(6)	9,036	7,763	—	7,763
Uruguay	50	—	50	16	—	16
Corporate securities (1b)	46,141	(3,007)	43,134	59,538	(2,601)	56,937
Rural product note	3,499	(25)	3,474	5,388	(47)	5,341
Bank deposit certificates	30	—	30	54	—	54
Real estate receivables certificates	4,806	(12)	4,794	5,844	(2)	5,842
Debentures	34,849	(2,952)	31,897	41,053	(2,532)	38,521
Eurobonds and other	209	(1)	208	1,083	(1)	1,082
Promissory notes	2,023	(10)	2,013	5,001	(3)	4,998
Other	725	(7)	718	1,115	(16)	1,099

Total	129,804	(3,065)	126,739	133,119	(2,653)	130,466

(1)
Financial Assets at Amortized Cost – Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Customers were: a) R$ 13,786 (R$ 9,583 at 12/31/2019); b) R$ 14,364 (R$ 17,457 at 12/31/2019), totaling R$ 28,150 (R$ 27,040 at 12/31/2019).

The amortized cost of Financial assets at amortized cost - Securities by maturity is as follows:

	12/31/2020		12/31/2019
	Amortized Cost	Net Amortized Cost	Amortized Cost	Net Amortized Cost
Current	38,285	37,672	30,113	29,766
Up to one year	38,285	37,672	30,113	29,766
Non-current	91,519	89,067	103,006	100,700
From one to five years	56,447	55,070	57,120	56,178
From five to ten years	24,434	23,697	34,599	33,512
After ten years	10,638	10,300	11,287	11,010

Total	129,804	126,739	133,119	130,466

Reconciliation of expected loss to financial assets at amortized cost- securities, segregated by stages:

Stage 1	Expected loss 12/31/2019	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2020
Financial assets at amortized cost	(198)	(113)	(172)	311	21	—	—	(34)	(185)

Brazilian government securities	(52)	8	—	—	—	—	—	—	(44)
Government securities - abroad	—	8	(34)	12	—	—	—	—	(14)
Chile	—	(1)	—	—	—	—	—	—	(1)
Colombia	—	—	(2)	2	—	—	—	—	—
Korea	—	7	(14)	3	—	—	—	—	(4)
Spain	—	—	(3)	—	—	—	—	—	(3)
Mexico	—	2	(15)	7	—	—	—	—	(6)
Corporate securities	(146)	(129)	(138)	299	21	—	—	(34)	(127)
Rural product note	(9)	15	(44)	15	—	—	—	—	(23)
Real estate receivables certificates	(2)	(10)	(9)	13	—	—	—	—	(8)
Debentures	(131)	(124)	(60)	250	21	—	—	(34)	(78)
Eurobond and other	(1)	(6)	(2)	8	—	—	—	—	(1)
Promissory notes	(3)	(7)	(10)	10	—	—	—	—	(10)
Other	—	3	(13)	3	—	—	—	—	(7)

Stage 2	Expected loss 12/31/2019	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 3	Cure from Stage 1	Cure from Stage 3	Expected loss 12/31/2020
Financial assets at amortized cost	(58)	(9)	(67)	61	—	54	(21)	(13)	(53)

Corporate securities	(58)	(9)	(67)	61	—	54	(21)	(13)	(53)
Rural product note	(5)	(3)	—	5	—	1	—	—	(2)
Real estate receivables certificates	—	(4)	—	—	—	—	—	—	(4)
Debentures	(53)	(1)	(67)	55	—	53	(21)	(13)	(47)
Eurobond and other	—	(1)	—	1	—	—	—	—	—

Stage 3	Expected loss 12/31/2019	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 2	Cure from Stage 1	Cure from Stage 2	Expected loss 12/31/2020
Financial assets at amortized cost	(2,397)	(1,278)	(238)	1,093	34	13	—	(54)	(2,827)

Corporate securities	(2,397)	(1,278)	(238)	1,093	34	13	—	(54)	(2,827)
Rural product note	(33)	(7)	(1)	42	—	—	—	(1)	—
Debentures	(2,348)	(1,287)	(207)	1,021	34	13	—	(53)	(2,827)
Other	(16)	16	(30)	30	—	—	—	—	—

Stage 1	Expected loss 12/31/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2019
Financial assets at amortized cost	(223)	36	(38)	48	74	—	(75)	(20)	(198)

Brazilian government securities	—	7	—	—	—	—	(59)	—	(52)
Government securities - abroad - Colombia	(4)	5	(3)	2	—	—	—	—	—
Corporate securities	(219)	24	(35)	46	74	—	(16)	(20)	(146)
Rural product note	(7)	4	(7)	1	—	—	—	—	(9)
Real estate receivables certificates	(2)	—	(4)	23	—	—	—	(19)	(2)
Debentures	(206)	19	(21)	20	74	—	(16)	(1)	(131)
Eurobond and other	(2)	—	—	1	—	—	—	—	(1)
Promissory notes	(2)	1	(3)	1	—	—	—	—	(3)

Stage 2	Expected loss 12/31/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 3	Cure from Stage 1	Cure from Stage 3	Expected loss 12/31/2019
Financial assets at amortized cost	(824)	82	(2)	66	75	619	(74)	—	(58)

Brazilian government securities	(59)	—	—	—	59	—	—	—	—
Corporate securities	(765)	82	(2)	66	16	619	(74)	—	(58)
Rural product note	—	(8)	(2)	—	—	5	—	—	(5)
Debentures	(765)	90	—	66	16	614	(74)	—	(53)

Stage 3	Expected loss 12/31/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 2	Cure from Stage 1	Cure from Stage 2	Expected loss 12/31/2019
Financial assets at amortized cost	(2,599)	(35)	(193)	1,029	20	—	—	(619)	(2,397)

Corporate securities	(2,599)	(35)	(193)	1,029	20	—	—	(619)	(2,397)
Rural product note	(173)	(3)	(50)	198	—	—	—	(5)	(33)
Real estate receivables certificates	(361)	16	—	326	19	—	—	—	—
Debentures	(2,037)	(48)	(127)	477	1	—	—	(614)	(2,348)
Promissory notes	(11)	—	—	11	—	—	—	—	—
Other	(17)	—	(16)	17	—	—	—	—	(16)